Management of financial risks and financial instruments - Summary of financial liabilities into groupings based on their contractual maturities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Securities	R$ 2,665,202	R$ 2,237,442
Derivative financial instruments	11,908,183	7,819,364
Securities sold under repurchase agreements	26,281,345	31,839,344
Securities trading and intermediation	15,597,555	20,303,121
Financing instruments payable	24,429,086	5,551,849
Borrowings	1,928,782	284,087
Accounts payables	867,526	859,550
Other financial liabilities	7,680,472	1,706,232
Financial liabilities	91,358,151	70,600,989
Up to 1 month
Disclosure of financial assets [line items]
Securities	2,146,398	2,237,442
Derivative financial instruments	758,821	1,572,140
Securities sold under repurchase agreements	26,281,345	31,839,344
Securities trading and intermediation	15,597,555	20,303,121
Financing instruments payable	982,877	128,426
Borrowings	0	3,535
Accounts payables	867,526	859,550
Other financial liabilities	5,856,309	1,038,628
Financial liabilities	52,490,831	57,982,186
From 2 to 3 months
Disclosure of financial assets [line items]
Securities	0	0
Derivative financial instruments	1,379,092	814,220
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	1,245,279	58,966
Borrowings	0	6,989
Accounts payables	0	0
Other financial liabilities	0	5,721
Financial liabilities	2,624,371	885,896
From 3 to 12 months
Disclosure of financial assets [line items]
Securities	0	0
Derivative financial instruments	2,250,942	2,643,065
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	5,790,698	2,356,082
Borrowings	1,661,067	7,114
Accounts payables	0	0
Other financial liabilities	4,365	25,454
Financial liabilities	9,707,072	5,031,715
From 1 to 5 years
Disclosure of financial assets [line items]
Securities	0	0
Derivative financial instruments	6,436,008	2,205,410
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	15,525,061	1,685,468
Borrowings	267,715	266,449
Accounts payables	0	0
Other financial liabilities	1,819,798	571,054
Financial liabilities	24,048,582	4,728,381
Above 5 years
Disclosure of financial assets [line items]
Securities	518,804	0
Derivative financial instruments	1,083,320	584,529
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	885,171	1,322,907
Borrowings	0	0
Accounts payables	0	0
Other financial liabilities	0	65,375
Financial liabilities	R$ 2,487,295	R$ 1,972,811